Fee and Commission Income	12 Months Ended
Dec. 31, 2020
Fee and commission income [abstract]
Fee and Commission Income
29. Fee and commission income

	2020	2019	2018
Linked to deposits	12,013,206	15,625,680	15,320,959
Linked to credit cards	8,574,713	5,161,923	7,641,939
Insurance agent fee	1,437,672	1,545,159	1,817,747
From foreign currency transactions	1,312,183	1,474,105	1,221,029
Linked to securities	321,586	166,561	326,800
From guarantees granted	3,821	2,727	6,490

TOTAL	23,663,181	23,976,155	26,334,964